iShares
®
MSCI USA Momentum Factor ETF
Schedule of Investments
(unaudited)
October 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  6 .6%
Axon Enterprise, Inc.
(a)
..................... 114,470 $ 83,818,368
General Electric Co. ....................... 1,634,140 504,867,553
HEICO Corp.
(b)
.......................... 62,558 19,879,055
HEICO Corp. , Class A ...................... 95,523 23,663,913
Howmet Aerospace, Inc. .................... 1,025,646 211,231,794
L3Harris Technologies, Inc. .................. 133,898 38,709,912
Rocket Lab Corp.
(a) (b)
...................... 235,545 14,834,624
RTX Corp. ............................. 1,645,708 293,758,878
TransDigm Group, Inc. ..................... 68,155 89,181,499
1,279,945,596
a
Banks  —  6 .4%
JPMorgan Chase & Co. .................... 3,087,871 960,698,425
Wells Fargo & Co. ........................ 3,331,048 289,701,245
1,250,399,670
a
Beverages  —  1 .3%
Coca-Cola Co. (The) ...................... 3,755,808 258,775,171
a
Biotechnology  —  1 .6%
Alnylam Pharmaceuticals, Inc.
(a)
............... 210,565 96,026,063
Gilead Sciences, Inc. ...................... 1,719,374 205,963,811
301,989,874
a
Broadline Retail  —  0 .6%
eBay, Inc. .............................. 498,564 40,538,239
MercadoLibre, Inc.
(a)
....................... 34,928 81,286,537
121,824,776
a
Building Products  —  1 .1%
Johnson Controls International PLC ............ 743,093 85,002,408
Trane Technologies PLC .................... 285,636 128,150,592
213,153,000
a
Capital Markets  —  6 .9%
Bank of New York Mellon Corp. (The) ........... 1,432,906 154,653,545
Cboe Global Markets, Inc. ................... 35,933 8,826,582
CME Group, Inc. , Class A ................... 484,930 128,744,066
Goldman Sachs Group, Inc. (The) ............. 397,887 314,080,061
Interactive Brokers Group, Inc. , Class A .......... 239,266 16,834,756
Intercontinental Exchange, Inc. ............... 599,238 87,662,527
LPL Financial Holdings, Inc. .................. 24,804 9,358,797
Moody's Corp. ........................... 181,273 87,065,422
Morgan Stanley .......................... 1,502,179 246,357,356
Nasdaq, Inc. ............................ 621,074 53,095,616
Robinhood Markets, Inc. , Class A
(a)
............. 1,506,056 221,058,900
Tradeweb Markets, Inc. , Class A ............... 67,508 7,114,668
1,334,852,296
a
Commercial Services & Supplies  —  0 .7%
Cintas Corp. ............................ 439,746 80,592,249
Republic Services, Inc. ..................... 232,461 48,407,679
Rollins, Inc. ............................. 153,048 8,817,095
137,817,023
a
Communications Equipment  —  0 .1%
F5, Inc.
(a)
.............................. 109,207 27,634,831
a
Construction & Engineering  —  0 .4%
EMCOR Group, Inc. ....................... 18,843 12,733,723
Quanta Services, Inc.
(b)
..................... 136,427 61,273,458
74,007,181
a
Security Shares Value
a
Consumer Finance  —  0 .1%
SoFi Technologies, Inc.
(a) (b)
.................. 448,502 $ 13,311,539
a
Consumer Staples Distribution & Retail  —  3 .0%
Dollar Tree, Inc.
(a) (b)
....................... 76,934 7,625,698
Kroger Co. (The) ......................... 430,286 27,379,098
Walmart, Inc. ............................ 5,393,228 545,686,809
580,691,605
a
Diversified Telecommunication Services  —  1 .4%
AT&T, Inc. .............................. 11,217,342 277,629,215
a
Electric Utilities  —  1 .3%
Alliant Energy Corp. ....................... 286,824 19,165,580
American Electric Power Co., Inc. .............. 270,652 32,548,609
Entergy Corp. ........................... 1,071,254 102,936,797
Evergy, Inc. ............................. 131,541 10,103,664
Exelon Corp. ............................ 378,948 17,477,082
NRG Energy, Inc. ......................... 364,130 62,579,382
PPL Corp. ............................. 252,362 9,216,260
254,027,374
a
Electrical Equipment  —  2 .3%
GE Vernova, Inc. ......................... 772,220 451,856,811
a
Electronic Equipment, Instruments & Components  —  2 .8%
Amphenol Corp. , Class A ................... 2,290,100 319,102,534
Corning, Inc. ............................ 1,615,871 143,941,789
Jabil, Inc. .............................. 40,654 8,980,062
TE Connectivity PLC ...................... 314,334 77,643,641
549,668,026
a
Entertainment  —  4 .9%
Live Nation Entertainment, Inc.
(a) (b)
............. 60,623 9,064,957
Netflix, Inc.
(a)
............................ 680,876 761,804,921
ROBLOX Corp. , Class A
(a) (b)
.................. 1,136,447 129,236,753
Take-Two Interactive Software, Inc.
(a)
............ 186,380 47,782,241
947,888,872
a
Financial Services  —  3 .1%
Toast, Inc. , Class A
(a)
...................... 205,785 7,437,070
Visa, Inc. , Class A ........................ 1,766,936 602,065,773
609,502,843
a
Food Products  —  0 .3%
Kellanova .............................. 593,778 49,319,201
a
Gas Utilities  —  0 .0%
Atmos Energy Corp. ....................... 55,352 9,505,045
a
Health Care Equipment & Supplies  —  2 .3%
Abbott Laboratories ....................... 1,651,872 204,204,417
Boston Scientific Corp.
(a)
.................... 2,487,141 250,504,841
454,709,258
a
Health Care Providers & Services  —  1 .2%
Cardinal Health, Inc. ....................... 184,696 35,234,456
Cencora, Inc. ........................... 140,776 47,555,541
McKesson Corp. ......................... 170,747 138,533,871
Quest Diagnostics, Inc. ..................... 49,900 8,779,905
230,103,773
a
Health Care REITs  —  1 .3%
Ventas, Inc. ............................ 807,673 59,598,190
Welltower, Inc. ........................... 1,041,042 188,470,244
248,068,434
a

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
MSCI USA Momentum Factor ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Hotels, Restaurants & Leisure  —  2 .4%
Booking Holdings, Inc. ..................... 39,605 $ 201,103,893
Darden Restaurants, Inc. ................... 42,970 7,741,045
DoorDash, Inc. , Class A
(a)
................... 479,926 122,078,776
Flutter Entertainment PLC , Class DI
(a) (b)
.......... 76,425 17,775,691
Royal Caribbean Cruises Ltd. ................ 446,860 128,172,854
476,872,259
a
Household Durables  —  0 .4%
Garmin Ltd. ............................. 355,596 76,076,208
a
Independent Power and Renewable Electricity Producers  —  0 .8%
Vistra Corp. ............................ 845,937 159,289,937
a
Industrial Conglomerates  —  0 .8%
3M Co. ................................ 898,501 149,600,417
a
Insurance  —  0 .9%
Hartford Insurance Group, Inc. (The) ............ 67,196 8,344,399
Markel Group, Inc.
(a)
....................... 4,671 9,223,030
Progressive Corp. (The) .................... 690,113 142,163,278
W R Berkley Corp. ........................ 122,408 8,732,587
168,463,294
a
Interactive Media & Services  —  4 .1%
Meta Platforms, Inc. , Class A ................. 1,210,390 784,756,356
Reddit, Inc. , Class A
(a)
...................... 83,889 17,528,607
802,284,963
a
IT Services  —  2 .4%
Cloudflare, Inc. , Class A
(a)
................... 335,881 85,078,657
International Business Machines Corp. .......... 1,126,919 346,426,170
Okta, Inc. , Class A
(a)
....................... 99,514 9,108,516
Twilio, Inc. , Class A
(a)
...................... 87,603 11,815,893
VeriSign, Inc. ........................... 48,495 11,629,101
464,058,337
a
Media  —  0 .2%
Fox Corp. , Class A , NVS .................... 367,364 23,750,082
Fox Corp. , Class B ........................ 239,724 14,002,279
37,752,361
Metals & Mining  —  0 .4%
Newmont Corp. .......................... 1,009,168 81,712,333
a
Multi-Utilities  —  0 .3%
Ameren Corp. ........................... 90,104 9,192,410
CenterPoint Energy, Inc. .................... 237,141 9,068,272
DTE Energy Co. ......................... 64,018 8,677,000
NiSource, Inc. ........................... 694,533 29,246,785
WEC Energy Group, Inc. .................... 81,880 9,148,452
65,332,919
a
Oil, Gas & Consumable Fuels  —  1 .3%
Cheniere Energy, Inc. ...................... 130,499 27,665,788
EQT Corp. ............................. 169,266 9,069,272
Kinder Morgan, Inc. ....................... 3,561,221 93,268,378
Williams Companies, Inc. (The) ............... 2,237,604 129,490,144
259,493,582
a
Pharmaceuticals  —  0 .1%
Royalty Pharma PLC , Class A ................ 267,685 10,048,895
a
Professional Services  —  0 .0%
Broadridge Financial Solutions, Inc. ............ 36,634 8,074,134
a
Real Estate Management & Development  —  0 .5%
CBRE Group, Inc. , Class A
(a) (b)
................ 634,010 96,642,144
a
Security Shares Value
a
Semiconductors & Semiconductor Equipment  —  10 .6%
Broadcom, Inc. .......................... 3,041,884 $ 1,124,371,583
NVIDIA Corp. ........................... 4,681,082 947,872,294
2,072,243,877
a
Software  —  18 .5%
AppLovin Corp. , Class A
(a)
................... 604,354 385,172,935
Crowdstrike Holdings, Inc. , Class A
(a)
............ 226,782 123,144,894
Fortinet, Inc.
(a)
........................... 533,733 46,130,543
Intuit, Inc. .............................. 311,618 208,020,596
Microsoft Corp. .......................... 1,630,786 844,437,299
Oracle Corp. ............................ 3,153,240 828,072,356
Palantir Technologies, Inc. , Class A
(a)
........... 5,028,697 1,008,102,887
Strategy, Inc. , Class A
(a) (b)
................... 551,355 148,595,686
Zscaler, Inc.
(a) (b)
.......................... 32,591 10,792,184
3,602,469,380
a
Specialty Retail  —  2 .1%
AutoZone, Inc.
(a)
......................... 12,234 44,952,977
Carvana Co. , Class A
(a)
..................... 343,071 105,164,984
O'Reilly Automotive, Inc.
(a)
................... 881,904 83,287,014
TJX Companies, Inc. (The) .................. 1,249,231 175,067,232
408,472,207
a
Technology Hardware, Storage & Peripherals  —  0 .3%
Seagate Technology Holdings PLC ............. 148,419 37,977,454
Western Digital Corp. ...................... 115,620 17,367,280
55,344,734
a
Textiles, Apparel & Luxury Goods  —  0 .1%
Tapestry, Inc. ............................ 142,309 15,628,374
a
Tobacco  —  2 .9%
Altria Group, Inc. ......................... 2,011,735 113,421,619
Philip Morris International, Inc. ................ 3,167,308 457,137,564
570,559,183
a
Trading Companies & Distributors  —  0 .2%
Fastenal Co. ............................ 924,572 38,046,138
a
Wireless Telecommunication Services  —  0 .9%
T-Mobile U.S., Inc. ........................ 812,036 170,568,162
a
Total Long-Term Investments — 99.9%
(Cost: $ 16,312,391,969 ) .............................. 19,465,715,252
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(c) (d) (e)
...................... 58,410,873 58,440,078
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.05%
(c) (d)
............................ 29,000,865 29,000,865
a
Total Short-Term Securities — 0.4%
(Cost: $ 87,439,351 ) ................................. 87,440,943
Total Investments — 100.3%
(Cost: $ 16,399,831,320 ) .............................. 19,553,156,195
Liabilities in Excess of Other Assets — ( 0 .3 ) % ............... (66,867,581)
Net Assets — 100.0% ................................. $ 19,486,288,614

iShares
®
MSCI USA Momentum Factor ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
  Shares Held
at 10/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 93,523,650 $ — $ (35,124,573)
(a)
$ 42,020 $ (1,019) $ 58,440,078 58,410,873 $ 48,049
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 20,165,528 8,835,337
(a)
— — — 29,000,865 29,000,865 229,604 —
$ 42,020 $ (1,019)
$ 87,440,943
$ 277,653 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 54 12/19/25 $ 18,560 $ 323,023

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
MSCI USA Momentum Factor ETF
4
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 19,465,715,252 $ — $ — $ 19,465,715,252
Short-Term Securities
Money Market Funds ...................................... 87,440,943 — — 87,440,943
$ 19,553,156,195 $ — $ — $ 19,553,156,195
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 323,023 $ — $ — $ 323,023
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)